Note 32 - Related Parties (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 237.8	R$ 259.6
Asset leasing agreement	22.4
Fundacao Zerrenner [member] | Active employees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	209.8	229.6
Fundacao Zerrenner [member] | Retirees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	28.0	30.0
Anheuser-Busch, Inc [member]
Statement Line Items [Line Items]
Transfers under licence agreements from entity, related party transactions	2.1	1.8	R$ 2.0
Transfers under licence agreements to entity, related party transactions	R$ 644.0	R$ 456.9	R$ 431.6